Note 14 - Capital Stock (Details) - Capital Stock Issued and Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Balance, December 31		5,230,634
Balance, December 31 (in Dollars)		$ 130,762
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	34,476,038	28,744,410
Balance, December 31 (in Dollars)	300,392	118,448
Multiple Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	1,325,694	1,325,694
Balance, December 31 (in Dollars)	373	373
Common Shares [Member]
Class of Stock [Line Items]
Balance, December 31	35,801,732	30,070,104
Balance, December 31 (in Dollars)	$ 300,765	$ 118,821